Net Loss Per Share (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible debt shares		102,372
Common stock payable share		56,667
Warrants shares		2,340,000
Restricted stock units share		822,592
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities outstanding	10,803,358
Common Stock Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities outstanding	300,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities outstanding	12,866,317
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities outstanding	175,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities outstanding	522,592